Non-Cash Share-Based Compensation - Assumptions Used in Black-Scholes Option Pricing Model to Determine Fair Value of Share Options Granted to Employees and Directors (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Expected option life (years)	6 years 3 months 18 days	6 years 3 months 18 days	6 years 1 month 6 days
Expected volatility	74.70%	76.90%	77.40%
Risk-free interest rate	2.20%	1.10%	0.40%